Taxation - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,049	€ 1,465
Deferred tax liabilities	(4,375)	(4,530)
Total	(3,326)	(3,065)	€ (1,692)
Of which deferred tax to be recovered/(settled) after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	700	1,194
Deferred tax liabilities	(4,492)	(4,684)
Total	(3,792)	(3,490)
Pensions and similar obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	195	322
Deferred tax liabilities	(808)	(976)
Total	(613)	(654)	80
Provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	489	426
Deferred tax liabilities	252	300
Total	741	726	698
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	105	453
Deferred tax liabilities	(3,953)	(3,901)
Total	(3,848)	(3,448)	(2,734)
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(93)	(66)
Deferred tax liabilities	(607)	(534)
Total	(700)	(600)	(641)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	188	148
Deferred tax liabilities	43	24
Total	231	172	190
Fair value gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1	(15)
Deferred tax liabilities	(43)	(45)
Total	(42)	(60)	(52)
Fair value losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	5
Deferred tax liabilities	36	(3)
Total	36	2	45
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51	38
Deferred tax liabilities	143	128
Total	194	166	€ 146
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	102	142
Deferred tax liabilities	135	153
Total	237	295
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(92)	(119)
Deferred tax liabilities	(109)	(125)
Total	(201)	(244)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	103	131
Deferred tax liabilities	536	449
Total	€ 639	€ 580